RELATED PARTY TRANSACTIONS - Narrative (Details) - BioConnection Investments B.V. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS [Line Items]
Related party transactions	$ 5.4	$ 4.6	$ 4.7
Service fee payable	1.3	1.5	1.7
Service fee receivable	$ 0.0	$ 0.3	$ 0.5